Information About Employee Stock Warrants and Options Outstanding (Detail) (Employee Stock Options and Warrants, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	682,141	259,299
Weighted Average Remaining Contractual Life	8 years 6 months 7 days	7 years 8 months 9 days
Weighted Average Exercise Price, Outstanding	$ 6.47	$ 7.75
Number Exercisable	262,952	201,790
Weighted Average Exercise Price, Exercisable	$ 7.31	$ 7.44
Exercise Price Four Point Five Eight
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	10,167
Weighted Average Remaining Contractual Life	1 month 21 days
Weighted Average Exercise Price, Outstanding	$ 4.58
Number Exercisable	10,167
Weighted Average Exercise Price, Exercisable	$ 4.58
Exercise Price Five Point Seven
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	39,750	41,750
Weighted Average Remaining Contractual Life	4 months 13 days	1 year 2 months 1 day
Weighted Average Exercise Price, Outstanding	$ 5.70	$ 5.70
Number Exercisable	39,750	41,750
Weighted Average Exercise Price, Exercisable	$ 5.70	$ 5.70
Exercise Price Six
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	330,000
Weighted Average Remaining Contractual Life	4 years 8 months 12 days
Weighted Average Exercise Price, Outstanding	$ 6.00
Number Exercisable	27,500
Weighted Average Exercise Price, Exercisable	$ 6.00
Exercise Price Four Point Five Six
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	84,675
Weighted Average Remaining Contractual Life	1 year 1 month 24 days
Weighted Average Exercise Price, Outstanding	$ 4.56
Number Exercisable
Weighted Average Exercise Price, Exercisable	$ 4.56
Exercise Price Seven Point Five
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	124,573	124,573
Weighted Average Remaining Contractual Life	1 year 1 month 6 days	3 years 4 months 13 days
Weighted Average Exercise Price, Outstanding	$ 7.50	$ 7.50
Number Exercisable	124,573	117,372
Weighted Average Exercise Price, Exercisable	$ 7.50	$ 7.50
Exercise Price Nine Point Zero
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	92,976	92,976
Weighted Average Remaining Contractual Life	1 year 22 days	3 years 1 month 24 days
Weighted Average Exercise Price, Outstanding	$ 9.00	$ 9.00
Number Exercisable	60,962	42,668
Weighted Average Exercise Price, Exercisable	$ 9.00	$ 9.00